Balance Sheet Components - Schedule of accrued rebates (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Liabilities, Current [Abstract]
Accrued rebates	$ 207,646	$ 152,920
Other accruals	5,735	9,597
Total accrued rebates and other sales-related accruals	$ 213,381	$ 162,517	$ 89,658